Commitments and Contingent Liabilities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingent Liabilities (Textual)
Rental expense	$ 542	$ 529	$ 603
Operation lease, description	Lease agreements that will expire between 2017 and 2025.